Document And Entity Information - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Sep. 24, 2023	Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	KENTUCKY FIRST FEDERAL BANCORP
Trading Symbol	KFFB
Document Type	10-K
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding		8,086,715
Entity Public Float			$ 20.2
Amendment Flag	false
Entity Central Index Key	0001297341
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Annual Report	true
Document Transition Report	false
Entity File Number	0-51176
Entity Incorporation, State or Country Code	X1
Entity Tax Identification Number	61-1484858
Entity Address, Address Line One	655 Main Street
Entity Address, City or Town	Hazard
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	41702
City Area Code	(502)
Local Phone Number	223-1638
Title of 12(b) Security	Common Stock, $0.01 par value per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Auditor Name	FORVIS, LLP
Auditor Location	Louisville, KY
Auditor Firm ID	686